Loans, Allowance for Credit Losses, Credit Quality and Off-Balance Sheet Credit Exposures (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Loans, Allowance for Credit Losses, Credit Quality and Off-Balance Sheet Credit Exposures
Commercial & Industrial	$ 124,055,652	$ 121,705,707
Purchased loans	7,808,877	10,568,922
Commercial Real Estate	472,152,857	414,880,621
Municipal	67,087,399	54,466,988
Residential Real Estate - 1st Lien	218,090,893	208,824,888
Residential Real Estate - Jr Lien	35,691,181	31,668,811
Consumer	3,053,946	3,313,917
Total Loans	$ 927,940,805	$ 845,429,854
Composition of Commercial & Industrial loan	13.37%	14.40%
Composition of Purchased loans	0.84%	1.25%
Composition of commercial Real Estate	50.88%	49.07%
Composition of municipal	7.23%	6.44%
Composition of residential Real Estate - 1st Lien	23.50%	24.70%
Composition of residential Real Estate - Jr Lien	3.85%	3.75%
Composition of consumer	0.33%	0.39%
Total Loan percentage	100.00%	100.00%
Deduct (add):
Allowance for loan losses	$ (9,810,212)	$ (9,842,725)
Deferred net loan costs (fees)	648,695	573,169
Net Loans	$ 918,779,288	$ 836,160,298